Initial Public Offering - Additional Information (Detail) - USD ($)		3 Months Ended			12 Months Ended
	Mar. 01, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Proceeds from issuance initial public offering		$ 0	$ 316,250,000	$ 0	$ 316,250,000
Offering costs		$ 0	$ 4,597,351	$ 60,201	$ 4,597,351
Common Class A [Member]
Shares issued, Price per share		$ 10.15
Common Class A [Member] | Public Warrant [Member]
Class of warrant or right, Number of securities called by each warrant or right	1
Class of warrant or right, Exercise price of warrants or rights	$ 11.5
IPO [Member]
Shares issued, Price per share		$ 10.15			$ 10.15
IPO [Member] | Common Class A [Member]
Stock issued during period, Shares, New issues	31,625,000
Shares issued, Price per share	$ 10
Proceeds from issuance initial public offering	$ 316,300,000
Offering costs	$ 4,700,000
Common stock, Conversion basis	Each Unit consists of one share of Class A common stock, one redeemable warrant (a “Public Warrant”) and one one-sixteenth (1/16) of one Right.
Over-Allotment Option [Member] | Common Class A [Member]
Stock issued during period, Shares, New issues	4,125,000